GENERAL	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL	GENERAL

SFL Corporation Ltd. ("SFL" or the "Company") is an international maritime and offshore asset owning and chartering company, incorporated in October 2003 in Bermuda as a Bermuda exempted company. The Company's common shares are listed on the New York Stock Exchange under the symbol "SFL". The Company is primarily engaged in the ownership, operation and chartering out of vessels and offshore related assets on medium and long-term charters.

As of December 31, 2021, the Company owned two very large crude oil carriers ("VLCCs"), three Suezmax crude oil carriers, five Supramax dry bulk carriers, two Kamsarmax dry bulk carriers, eight Capesize dry bulk carriers, 35 container vessels (including four chartered-in 19,200 and 19,400 twenty-foot equivalent units ("TEU") container vessels and seven 10,600 TEU and 14,000 TEU container vessels financed through sale and leaseback), two car carriers, one jack-up drilling rig, one ultra-deepwater drilling unit, two chemical tankers and four oil product tankers. In addition, the Company has one VLCC which is accounted for as a leaseback asset. (See Note 17: Investments in Sales-Type Leases, Direct Financing Leases and Leaseback Assets). The Company has also contracted to acquire four dual-fuel 7,000 Car Equivalent Unit ("CEU") newbuilding car carriers, currently under construction. The vessels are expected to be delivered in 2023 and 2024. (See Note 14: Newbuildings and Vessel Purchase Deposits).

As of December 31, 2021, the four chartered-in 19,200 and 19,400 TEU container vessels referred to above were included in an entity accounted for using the equity method following the sale of 50.1% of the shares of its holding company in 2020. (See Note 18: Investment in Associated Companies).

Since the Company's incorporation in 2003 and public listing in 2004, SFL has established itself as a leading international ship and offshore asset owning and chartering company, expanding both its asset and customer base.